Subsequent event	12 Months Ended
Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event

46. Subsequent event

Office Premises

Subsequent to year end, the Company has rationalized the space of its office premises in Gurugram, Haryana. On June 8, 2021, the Company has entered into a Memorandum of understanding to surrender part of its office space. Out of the total space of 83,988 square feet, the Company has surrendered 36,229 square feet. As a result of the same, the ROU and lease liability would be decreased by INR 156,778 and by INR 136,738 respectively.

CODE ON SOCIAL SECURITY, 2020

The Code on Social Security, 2020 (‘Code’) relating to employee benefits during employment and post-employment benefits received Presidential assent in September 2020. The Code has been published in the Gazette of India. However, the date on which the Code will come into effect has not been notified and the final rules/interpretation have not yet been issued. The Company will assess the impact of the Code when it comes into effect and will record any related impact in the period the Code becomes effective. Based on a preliminary assessment, the entity believes the impact of the change will not be significant.